ACQUISITION AND DIVESTITURES - Divestitures (Details) $ in Millions						1 Months Ended			3 Months Ended		6 Months Ended	12 Months Ended
	Oct. 06, 2025 USD ($)	Sep. 11, 2025 USD ($)	Aug. 08, 2025 USD ($) oz	Jun. 16, 2025	Apr. 22, 2025 USD ($)	Dec. 31, 2025 USD ($)	Jun. 30, 2025 USD ($)	Jun. 02, 2025 USD ($)	Dec. 31, 2025 USD ($)	Jun. 30, 2025 USD ($)	Dec. 15, 2025	Dec. 31, 2025 USD ($) $ / ounce	Dec. 31, 2024 USD ($)	Dec. 01, 2025 numberOfYears	Nov. 26, 2025 USD ($)	Jun. 03, 2025 USD ($) month
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary												100.00%
Revenue												$ 16,956	$ 12,922
Income (loss) from continuing operations after tax												7,154	3,088
Maximum ounces of gold-equivalent production until net smelter return royalty terminates | oz			2,000,000
Purchase of outstanding debt																$ 100
Expiration period | month																18
Loulo-Gounkoto [Member]
Disclosure of detailed information about business combination [line items]
Fair value of acquiree at 100%						$ 3,220			$ 3,220			3,220
Fair value of acquiree at our share						2,576			2,576			2,576
Cash and cash equivalents recognised as of acquisition date						71			71			71
Current assets recognised as of acquisition date						154			154			154
Inventory recognised as of acquisition date						629			629			629
Property, plant and equipment recognised as of acquisition date						3,131			3,131			3,131
Non-current assets recognised as of acquisition date						120			120			120
Total assets acquired						4,105			4,105			4,105
Current liabilities recognised as of acquisition date						347			347			347
Deferred tax liabilities recognised as of acquisition date						474			474			474
Financial liabilities recognised as of acquisition date						17			17			17
Non-current liabilities recognised as of acquisition date						47			47			47
Other liabilities recognised as of acquisition date						240			240			240
Total liabilities acquired						1,125			1,125			1,125
Non-controlling interests						404			404			404
Identifiable assets acquired (liabilities assumed)						2,576			2,576			$ 2,576
Gold price assumption | $ / ounce												3,000
Weighted average cost of capital												16.00%
Revenue of combined entity as if combination occurred at beginning of period												$ 1,036
Profit (loss) of combined entity as if combination occurred at beginning of period												484
Gross contractual amounts receivable for acquired receivables						92			92			$ 92
Alturas Project
Disclosure of detailed information about business combination [line items]
Consideration paid (received)			$ 50
Gain on reconstitution									53
Royalty on gold and silver produced from the Alturas Project			0.50%
Repurchase of the royalty for Alturas project sale			$ 10
Loulo-Gounkoto [Member]
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary				80.00%							80.00%	80.00%
Identifiable assets acquired (liabilities assumed)						2,576			2,576			$ 2,576
Revenue						505						505	1,346
Income (loss) from continuing operations after tax						16						(209)	(174)
Tongon [Member]
Disclosure of detailed information about business combination [line items]
Revenue												406	399
Income (loss) from continuing operations after tax												(44)	$ (4)
Gain on reconstitution												134
Hemlo [Member]
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value		$ 1,090
Consideration paid (received)		875
Contingent consideration recognised as of acquisition date															$ 22
Gain on reconstitution									545			546
HMC shares as part of consideration for Hemlo sale		50
production and tiered gold price-linked cash payment structure for Hemlo Sale		$ 165
Donlin Gold [Member]
Disclosure of detailed information about business combination [line items]
Consideration paid (received)					$ 1,000
Gain on reconstitution										$ 745
Proportion of ownership interest sold					50.00%
Other assets						168			168			168
Donlin Gold [Member] | Prior to closing
Disclosure of detailed information about business combination [line items]
Bargain purchase option for debt owed to Barrick								$ 90
Donlin Gold [Member] | Within 18 months from closing
Disclosure of detailed information about business combination [line items]
Bargain purchase option for debt owed to Barrick							$ 100
Tongon [Member]
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value	$ 305
Consideration paid (received)	192
Cash receipts from repayment of advances and loans made to related parties	23
Contingent consideration recognised as of acquisition date	$ 113					$ 113			113			$ 113
Duration over which contingent cash payments are based on price of gold | numberOfYears														2.5
Duration over which contingent cash payments are based on resource conversions | numberOfYears														5
Gain on reconstitution									$ 134